EQUITY-BASED COMPENSATION - Schedule of Stock Option Activity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shares
Outstanding, beginning balance (shares)	11,163	13,391	13,391	7,990
Granted (shares)			0	6,420
Exercised (in shares)			0	0
Forfeited (in shares)			2,228	847
Expired (in shares)			0	172
Outstanding, ending balance (shares)			11,163	13,391	7,990
Exercisable (shares)			8,448	4,763
Weighted-Average Exercise Price
Beginning balance (in usd per share)	$ 190	$ 189	$ 189	$ 550
Granted (in usd per share)			0	88
Exercised (in usd per share)				0
Forfeited (in usd per share)				0
Expired (in usd per share)				0
Ending balance (in usd per share)			190	189	$ 550
Exercisable (in usd per share)			$ 212	$ 287
Weighted-Average Remaining Contractual Term (in years)
Outstanding, weighted-average remaining contractual term			7 years 3 months 3 days	8 years 3 months 14 days	8 years 6 months
Exercisable, weighted-average remaining contractual term			7 years 1 month 17 days	7 years 7 months 17 days
Share-based Payment Arrangement, Option
Shares
Outstanding, beginning balance (shares)	11,164	13,391	13,391
Granted (shares)	21,125	0
Exercised (in shares)	0	0
Forfeited (in shares)	735	0
Expired (in shares)	0	0
Outstanding, ending balance (shares)	31,554	13,391	11,164	13,391
Exercisable (shares)	9,086	8,893
Weighted-Average Exercise Price
Beginning balance (in usd per share)	$ 190.24	$ 189.36	$ 189.36
Granted (in usd per share)	3.02
Exercised (in usd per share)
Forfeited (in usd per share)
Expired (in usd per share)
Ending balance (in usd per share)	66.75	189.36	$ 190.24	$ 189.36
Exercisable (in usd per share)	$ 206.48	$ 226.40
Weighted-Average Remaining Contractual Term (in years)
Outstanding, weighted-average remaining contractual term	8 years 5 months 12 days	7 years 6 months 14 days	7 years 3 months 3 days	8 years 3 months 14 days
Exercisable, weighted-average remaining contractual term	6 years 4 months 28 days	7 years 4 months 9 days